Meridian Small Cap Growth Fund
FUND SUMMARY MERIDIAN SMALL CAP GROWTH FUND
Investment Objective
The MERIDIAN SMALL CAP GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Meridian Small Cap Growth Fund		Legacy Class	Institutional Class	Advisor Class	Retirement Class
Maximum Sales Charge (Load) on Purchases	[1]	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	none	none	none	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	Expenses are based on estimated amounts for a full fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Meridian Small Cap Growth Fund		Legacy Class	Institutional Class	Advisor Class	Retirement Class
Management Fees	[1]	1.00%	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	[1]	none	none	0.25%	0.50%
Other Expenses	[1]	0.44%	0.64%	0.64%	0.64%
Shareholder Servicing Fee	[1][2]	none	0.05%	0.05%	0.05%
Other	[1]	0.44%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	[1]	1.44%	1.64%	1.89%	2.14%
Fee Waivers and/or Expense Reimbursements	[1]	(0.24%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][3]	1.20%	1.35%	1.60%	1.85%
[1]	Expenses are based on estimated amounts for a full fiscal year.
[2]	The Fund may pay up to 0.25% for the provision of shareholder services for the Institutional Class, Advisor Class and Retirement Class, but the Fund's Board of Directors has only authorized the Fund to pay 0.05% at this time. This limitation may not be amended or withdrawn until one year after the date of this prospectus.
[3]	The Investment Adviser has committed to waive and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 1.20% for the Legacy Class, 1.35% for the Institutional Class, 1.60% for the Advisor Class, and 1.85% for the Retirement Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares, Institutional Class shares, Advisor Class shares or Retirement Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Meridian Small Cap Growth Fund (USD $)	1 Year	3 Years
Legacy Class	122	432
Institutional Class	137	489
Advisor Class	163	566
Retirement Class	188	642

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this prospectus, no history of the portfolio turnover rate is available.
Principal Investment Strategies
                  The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P Small Cap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2013, the market capitalization of the companies in these indices ranged from approximately $50 million to $4.8 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.

The portfolio managers apply a "bottom up" fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund's investment strategies and policies.
Principal Investment Risks
                  There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section "Further Information About Principal Risks" in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

                  An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                  Investment Strategy Risk — The Investment Adviser uses the Fund's principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective of long-term growth of capital by investing primarily in equity securities of small capitalization companies. There is no assurance that the Investment Adviser's investment strategies or securities selection method will achieve that investment objective.

                  Market Risk — The value of the Fund's investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

                  Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

                  Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors' perceptions and market liquidity.
Performance
Because the Fund had not commenced operations as of the date of this prospectus, the Fund does not have a full calendar year of performance.